Impairment of Loans Receivable and Gain on Debt Extinguishment (Details) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Dec. 30, 2025	Nov. 14, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Impairment of Loans Receivable and Gain on Debt Extinguishment [Line Items]
Loans receivable	$ 2,247		$ 6,525		$ 16,400
Loans receivable rate			7.50%	1.10%
Equity value			$ 87,000	$ (6,596,000)
Net value	$ 4,278
Shareholder vote		98.01%
Equity fair value				6,525,000
Exceeding value				71,000
Reduction in notes				1,400,000
reallocations				$ 847,000
Apollo Technology Capital Corporation [Member]
Impairment of Loans Receivable and Gain on Debt Extinguishment [Line Items]
Equity investment		$ 6,525
Equity fair value		6,525
Loans payable		$ 2,247,000	$ 2,247,000